Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preference shares, par value	$ 0.00267	$ 0.00267
Preference shares, shares authorized	3,750,000	3,750,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Ordinary shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares outstanding	7,442,955	7,407,955
Ordinary shares, shares issued	7,442,955	7,407,955